Portfolio of Investments
Columbia Multi-Asset Income Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	6,000	6,432
02/01/2028	7.250%	8,000	8,607
Total			15,039
Total Corporate Bonds & Notes (Cost $14,000)			15,039
Money Market Funds 100.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(b),(c)	163,670,745	163,654,378
Total Money Market Funds (Cost $163,653,291)		163,654,378
Total Investments in Securities (Cost: $163,667,291)		163,669,417
Other Assets & Liabilities, Net		44,548
Net Assets		163,713,965
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $15,039, which represents 0.01% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	9,936,961	215,672,294	(61,952,002)	(2,875)	163,654,378	(511)	15,511	163,670,745
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund was liquidated and terminated. Effective January 11, 2021, the fund was closed to new investors, and any applicable contingent deferred sales charges were waived on redemptions and exchanges out of the fund. The Fund liquidated on February 5, 2021, at which time the Fund’s shareholders received a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia Multi-Asset Income Fund | Quarterly Report 2021	1

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT261_04_K01_(03/21)